Note 1. The Company: Fair Value Measurements: Fair Value of Financial Instruments Measured on Recurring Basis as of September 30, 2015 and December 31, 2014 (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Fair Value of Financial Instruments Measured on Recurring Basis as of September 30, 2015 and December 31, 2014

Fair Value Measurements at September 30, 2015

Level 3
Assets
Total assets	$-

Liabilities
Derivative liability	$-
Total liabilities	$-

Fair Value Measurements at December 31, 2014

Level 3
Assets
Total assets	$-

Liabilities
Derivative liability	$20,532
Total liabilities	$20,532